Offerings - Offering: 1	Aug. 26, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 57,009,687.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,728.18
Offering Note	Calculated as the aggregate maximum purchase price for Class I common shares of beneficial interest, par value $0.01 per share, of KKR FS Income Trust ("Shares"), based upon the net asset value per Share as of July 31, 2025 of $29.75. This amount is based upon the offer to purchase up to 1,916,292 Shares. Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2025.